Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (29,660,048)	$ (4,371,351)	¥ (42,588,554)	¥ (49,871,259)